Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Components of Revenues

Components of revenues are presented in the following table:

	For the years ended December 31,
	2014	2015	2016
Live video service	$—	$1,231	$376,925
Value-added service	29,756	58,462	67,603
Mobile marketing	1,975	38,885	66,339
Mobile games	11,237	31,082	35,453
Other services	1,787	4,328	6,778

Total	$44,755	$133,988	$553,098